Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - EGP Projetos I (Volta Grande) [Member] - USD ($) $ in Thousands	Nov. 30, 2017	Dec. 31, 2017
Disclosure Of Other Financial Assets [Line Items]
Current assets recognised as of acquisition		$ 14,286
Non-current assets recognised as of acquisition		$ 413,435
Concession term	30 years
Concession service arrangement awarded amount	$ 435,597